Corporate Information (Details 1) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025
IfrsStatementLineItems [Line Items]
Total assets		₩ 125,733,036	₩ 42,600,286		₩ 28,534,759
Total liabilities		147,341,032	34,424,673		25,595,226
Revenues		78,080,920	43,010,330	₩ 67,481,156
Profit(Loss) for the period		(208,109,887)	(3,558,195)	2,792,350
Play Company [Member]
IfrsStatementLineItems [Line Items]
Total assets		32,940,685
Total liabilities		13,709,519
Revenues		44,415,967
Profit(Loss) for the period		3,560,865
Play F&B Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Total assets		10,008,789	13,174,076
Total liabilities		17,998,489	18,990,058
Revenues		12,323,986	14,630,426	17,709,332
Profit(Loss) for the period		(2,243,682)	₩ (3,101,420)	₩ (1,140,267)
Playverse Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Total assets		3,016,188
Total liabilities		10,016
Revenues
Profit(Loss) for the period		(2,337)
LAMP [Member]
IfrsStatementLineItems [Line Items]
Total assets		3,240,702			6,847,396
Total liabilities		3,985,189			5,344,358
Revenues		5,971,517
Profit(Loss) for the period		(1,079,108)
Bidangil [Member]
IfrsStatementLineItems [Line Items]
Total assets		2,484,303			4,827,030
Total liabilities		288,831			1,123,852
Revenues		586,554
Profit(Loss) for the period		(700,970)
Trigger Limited Company Specializing in The Cultural Industry [Member]
IfrsStatementLineItems [Line Items]
Total assets	[1]
Total liabilities	[1]
Revenues	[1]
Profit(Loss) for the period	[1]
Apeitda [Member]
IfrsStatementLineItems [Line Items]
Total assets		1,331,607			1,089,877
Total liabilities		810,810			263,490
Revenues		26,033
Profit(Loss) for the period		(317,513)
Anseilen [Member]
IfrsStatementLineItems [Line Items]
Total assets		2,583,789			1,002,835
Total liabilities		3,932,637			1,586,073
Revenues		13,916,681
Profit(Loss) for the period		(776,392)
Solaire [Member]
IfrsStatementLineItems [Line Items]
Total assets		3,895,984
Total liabilities		5,722,734
Revenues		745,138
Profit(Loss) for the period		(3,012,058)
K Enter [Member]
IfrsStatementLineItems [Line Items]
Total assets		100,486,632			11,242,655
Total liabilities		86,210,004			₩ 14,728,066
Revenues		190,212
Profit(Loss) for the period		₩ (38,009,784)

[1]	Bidangil established a special purpose company to plan, develop and manage the production of the new project ‘Trigger’ as of April 5, 2023. The initial capital amounted to Korean won 10,000 thousand, but no capital has been contributed as of December 31, 2025.